Borrowings - Additional Information (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Additional borrowing capacity	$ 51.6
Minimum [Member]
Debt Instrument [Line Items]
Principal curtailment is due on borrowings	10.00%
Maximum [Member]
Debt Instrument [Line Items]
Principal curtailment is due on borrowings	20.00%